Pledged Assets and Debt - Secured Note Payable (Details) - Secured notes payable - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 12, 2018	Sep. 06, 2018
9.00% Secured Notes due June 2023
Senior Note Payable
Face amount of debt	$ 40,000	$ 42,000	$ 42,000
Interest rate (as a percent)	9.00%	9.00%	9.00%
Principal	$ 40,000	$ 42,000
Principal, noncurrent	40,000	42,000
Net principal	40,000	42,000
Net principal, noncurrent	$ 40,000	$ 42,000
9.00% Secured Notes due September 2020
Senior Note Payable
Face amount of debt				$ 42,000
Interest rate (as a percent)				9.00%